N-2 - USD ($)				3 Months Ended
		Jun. 18, 2025	Jun. 12, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Cover [Abstract]
Entity Central Index Key		0000897419
Amendment Flag		true
Amendment Description		Amendment No. 10
Entity Inv Company Type		N-2
Securities Act File Number		333-287048
Investment Company Act File Number		811-07484
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		10
Entity Registrant Name		Nuveen Massachusetts Quality Municipal Income Fund
Entity Address, Address Line One		333 West Wacker Drive
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
City Area Code		(800)
Local Phone Number		257-8787
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses

Maximum Sales Charge (as a percentage of offering price)	1.00	%*

Dividend Reinvestment Plan Fees (1)	$2.50

*	The maximum sales charge for offerings made at-the-market is 1.00%. If the Common Shares are sold to or through underwriters in an offering that is not made at-the-market, the applicable Prospectus Supplement will set forth any other applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.

(1)	You will be charged a $2.50 service charge and pay brokerage charges if you direct Computershare Inc. and Computershare Trust Company, N.A., as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares(2)
Annual Expenses
Management Fees	0.99%
Interest and Other Related Expenses (3)	2.72%
Other Expenses (4)	0.19%
Total Annual Expenses	3.90%

(2)	Stated as annualized percentages of average net assets attributable to Common Shares for the six month period ended November 30, 2024 (unaudited).

(3)	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the six month period ended November 30, 2024 (annualized). The types of leverage used by the Fund during the six month period ended November 30, 2024 (annualized) are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund’s annual report. Actual Interest and Other Related Expenses incurred in the future maybe higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Fund’s adviser and sub-advisor(s).

(4)	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Investment Objective and Policies—Other Investment Companies” in the SAI.

Management Fees [Percent]	[3]	0.99%
Interest Expenses on Borrowings [Percent]	[3],[4]	2.72%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[5]	0.19%
Total Annual Expenses [Percent]	[3]	3.90%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses, including the transaction fee (referred to as the “Maximum Sales Charge” in the Shareholder Transaction Expenses table above), if any, that a common shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Expenses, as provided above, remain the same. The example also assumes a 5% annual return. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Years	5 Years	10 Years

$49	$128	$208	$418

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

Expense Example, Year 01		$ 49
Expense Example, Years 1 to 3		128
Expense Example, Years 1 to 5		208
Expense Example, Years 1 to 10		$ 418
Purpose of Fee Table , Note [Text Block]		The purpose of the table below and the Examples below are to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Investment Objective and Policies—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Objectives” and “—Investment Policies,” as such investment objectives and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objectives and policies.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Principal Risks of the Funds,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. Any additional risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Effects of Leverage [Text Block]

Effects of Leverage

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Effects of Leverage,” as such may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the effects of leverage.

Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for the periods indicated: (i) the high and low sales prices for Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date. The Fund’s Common Shares have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Shares will trade at a premium or discount to NAV in the future. The Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
May 2025	$12.17	$11.08	$10.97	$11.09	10.94%	(0.09)%
February 2025	$11.92	$11.30	$11.86	$11.82	0.51%	(4.40)%
November 2024	$11.91	$11.36	$12.09	$12.35	(1.49)%	(8.02)%
August 2024	$11.41	$10.58	$12.32	$12.02	(7.39)%	(11.98)%
May 2024	$10.92	$10.44	$12.34	$12.07	(11.51)%	(13.50)%
February 2024	$10.75	$10.29	$12.56	$12.21	(14.41)%	(15.72)%
November 2023	$10.25	$9.12	$12.12	$11.04	(15.43)%	(17.39)%
August 2023	$10.60	$10.05	$12.33	$11.86	(14.03)%	(15.26)%

The net asset value per Common Share, the market price, and percentage of premium/(discount) to net asset value per Common Share on June 12, 2025, $10.99, $11.85 and 7.83%, respectively. As of June 12, 2025, the Fund had 9,332,055 Common Shares outstanding and net assets applicable to Common Shares of $102,526,369.

Lowest Price or Bid				$ 11.08	$ 11.30	$ 11.36	$ 10.58	$ 10.44	$ 10.29	$ 9.12	$ 10.05
Highest Price or Bid				12.17	11.92	11.91	11.41	10.92	10.75	10.25	10.60
Lowest Price or Bid, NAV				11.09	11.82	12.35	12.02	12.07	12.21	11.04	11.86
Highest Price or Bid, NAV				$ 10.97	$ 11.86	$ 12.09	$ 12.32	$ 12.34	$ 12.56	$ 12.12	$ 12.33
Highest Price or Bid, Premium (Discount) to NAV [Percent]				10.94%	0.51%	(1.49%)	(7.39%)	(11.51%)	(14.41%)	(15.43%)	(14.03%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(0.09%)	(4.40%)	(8.02%)	(11.98%)	(13.50%)	(15.72%)	(17.39%)	(15.26%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

Common Shares

The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares have a par value of $0.01 per share and, subject to the rights of holders of any Preferred Shares, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares when issued, are fully paid and, subject to matters discussed in “Certain Provisions in the Declaration of Trust and By-Laws,” non-assessable, and have no preemptive or conversion rights or rights to cumulative voting. A copy of the Declaration of Trust is filed with the SEC as an exhibit to the Fund’s registration statement of which this Prospectus is a part.

Each whole Common Share has one vote with respect to matters submitted for a vote by the Fund’s Common Shareholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class. Whenever the Fund incurs borrowings and/or Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on Preferred Shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. See “—Preferred Shares” below.

The Common Shares are listed on the NYSE and trade under the ticker symbol “NMT.” The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund does not issue share certificates.

Unlike open-end funds, closed-end funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Common shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and have during other periods traded at prices lower than NAV.

Because the market value of the Common Shares may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to Open-End Fund.”

Preferred Shares

The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Preferred Shares in one or more classes or series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. As of May 31, 2025, there were 740 VRDP Shares outstanding. The VRDP Shares have various rights that were approved by the Board of Trustees without the approval of Common Shareholders, which are specified in the Fund’s statement establishing and fixing the rights and preferences with respect to the VRDP Shares (the “Statement”). The discussion below generally describes the rights of the holders of Preferred Shares, including rights generally applicable to the holders of the Fund’s outstanding VRDP Shares, although the terms of any Preferred Shares that may be issued by the Fund may be the same as, or different from, the terms described below, subject to the applicable Statement, applicable law and the Declaration of Trust.

Under the 1940 Act, the Fund is not permitted to issue “senior securities” that are Preferred Shares if, immediately after the issuance of Preferred Shares, the asset coverage ratio would be less than 200%. See “Use of Leverage.” Additionally, the Fund will generally not be permitted to purchase any of its Common Shares or declare dividends (except a dividend payable in Common Shares) or other distributions on its Common Shares unless, at the time of such purchase or declaration, the asset coverage ratio with respect to such Preferred Shares, after taking into account such purchase or distribution, is at least 200%. Preferred Shares issued by the Fund have priority over the Common Shares.

For so long as any Preferred Shares are outstanding, the Fund will not: (1) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (2) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (3) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Fund shall be in compliance with the 200% asset coverage limitations set forth under the 1940 Act after deducting the amount of such dividend or other distribution or redemption or purchase price or liquidation proceeds and (B) all cumulative dividends and other distributions of shares of all series of Preferred Shares of the Fund due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid.

Distribution Preference

The Fund’s Preferred Shares have complete priority over the Common Shares as to distribution of assets. Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate, which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into another entity or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

Voting Rights

In connection with any issuance of Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that Preferred Shares be voting shares and have equal voting rights with Common Shares. Except with respect to certain matters affecting only the holders of the Preferred Shares and except as discussed further below, holders of Preferred Shares vote together with Common Shareholders as a single class on matters submitted to Fund shareholders.

In connection with the election of the Fund’s trustees, holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s trustees, and the remaining trustees are elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In addition, if at any time dividends on the Fund’s outstanding Preferred Shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding Preferred Shares, voting as a separate class, would be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment.

The Statement with respect to the Fund’s Preferred Shares sets forth certain voting and consent rights of the holders of such Shares, including with respect to certain actions that would affect the preferences, rights, or powers of such class or series or the authorization or issuance of any class or series ranking prior to the Preferred Shares. Except as may otherwise be required by law, the Fund’s Declaration of Trust requires that (1) the affirmative vote of the holders of at least two-thirds of the Fund’s Preferred Shares outstanding at the time, voting as a separate class, would be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding Preferred Shares, voting as a separate class, would be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares; provided however, that such separate class vote would be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration of Trust or the By-laws. The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, would be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund’s investment objectives or changes in the investment restrictions described as fundamental policies under “Investment Restrictions” in the SAI. The class or series vote of holders of Preferred Shares described above would in each case be in addition to any separate vote of the requisite percentage of Common Shares and Preferred Shares necessary to authorize the action in question.

The foregoing voting provisions would not apply with respect to the Fund’s Preferred Shares if, at or prior to the time when a vote was required, such shares have been (1) redeemed or (2) called for redemption and sufficient funds would have been deposited in trust to effect such redemption.

Redemption, Purchase and Sale of Preferred Shares

The terms of the Preferred Shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the liquidation preference of such share plus accumulated dividends, that the Fund may tender for or purchase Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund would reduce the leverage applicable to Common Shares, while any resale of such shares by the Fund would increase such leverage.

The outstanding VRDP Shares have a specified term redemption date and may be subject to earlier optional or mandatory redemption by the Fund, in whole or in part, in certain circumstances, such as in the event of a failure by the Fund to comply with asset coverage and/or effective leverage ratio requirements and any such failure is not cured within the applicable cure period. With respect to the outstanding VRDP Shares, which have a liquidity provider, the Fund has an obligation to redeem, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared), shares of such series purchased by the liquidity provider pursuant to its obligation if the liquidity provider continues to be the beneficial owner for a period of six months and such shares cannot be successfully remarketed.

Outstanding Securities [Table Text Block]

The following provides information about the Fund’s outstanding Common Shares and Preferred Shares as of June 12, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	9,332,055
Preferred Shares	Unlimited	0	740
Series 1 VRDP	740	0	740

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		333 West Wacker Drive
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
Contact Personnel Name		Mark L. Winget
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price			$ 11.85			$ 11.81		$ 10.58				$ 10.29	$ 12.20	$ 14.92	$ 13.15	$ 12.84	$ 12.64	$ 13.90	$ 14.99	$ 13.14
NAV Per Share			$ 10.99			$ 12.23		$ 12.02				$ 12.12	$ 12.91	$ 15.36	$ 14.65	$ 14.73	$ 14.28	$ 14.72	$ 15.34	$ 14.67	$ 14.65
Latest Premium (Discount) to NAV [Percent]			7.83%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Whenever the Fund incurs borrowings and/or Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on Preferred Shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. See “—Preferred Shares” below.
Security Voting Rights [Text Block]		Each whole Common Share has one vote with respect to matters submitted for a vote by the Fund’s Common Shareholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			9,332,055
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]

Distribution Preference

The Fund’s Preferred Shares have complete priority over the Common Shares as to distribution of assets. Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate, which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Security Voting Rights [Text Block]

Voting Rights

In connection with any issuance of Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that Preferred Shares be voting shares and have equal voting rights with Common Shares. Except with respect to certain matters affecting only the holders of the Preferred Shares and except as discussed further below, holders of Preferred Shares vote together with Common Shareholders as a single class on matters submitted to Fund shareholders.

In connection with the election of the Fund’s trustees, holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s trustees, and the remaining trustees are elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In addition, if at any time dividends on the Fund’s outstanding Preferred Shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding Preferred Shares, voting as a separate class, would be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment.

The Statement with respect to the Fund’s Preferred Shares sets forth certain voting and consent rights of the holders of such Shares, including with respect to certain actions that would affect the preferences, rights, or powers of such class or series or the authorization or issuance of any class or series ranking prior to the Preferred Shares. Except as may otherwise be required by law, the Fund’s Declaration of Trust requires that (1) the affirmative vote of the holders of at least two-thirds of the Fund’s Preferred Shares outstanding at the time, voting as a separate class, would be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding Preferred Shares, voting as a separate class, would be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares; provided however, that such separate class vote would be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration of Trust or the By-laws. The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, would be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund’s investment objectives or changes in the investment restrictions described as fundamental policies under “Investment Restrictions” in the SAI. The class or series vote of holders of Preferred Shares described above would in each case be in addition to any separate vote of the requisite percentage of Common Shares and Preferred Shares necessary to authorize the action in question.

The foregoing voting provisions would not apply with respect to the Fund’s Preferred Shares if, at or prior to the time when a vote was required, such shares have been (1) redeemed or (2) called for redemption and sufficient funds would have been deposited in trust to effect such redemption.

Security Liquidation Rights [Text Block]

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into another entity or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

Preferred Stock Restrictions, Other [Text Block]

Redemption, Purchase and Sale of Preferred Shares

The terms of the Preferred Shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the liquidation preference of such share plus accumulated dividends, that the Fund may tender for or purchase Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund would reduce the leverage applicable to Common Shares, while any resale of such shares by the Fund would increase such leverage.

The outstanding VRDP Shares have a specified term redemption date and may be subject to earlier optional or mandatory redemption by the Fund, in whole or in part, in certain circumstances, such as in the event of a failure by the Fund to comply with asset coverage and/or effective leverage ratio requirements and any such failure is not cured within the applicable cure period. With respect to the outstanding VRDP Shares, which have a liquidity provider, the Fund has an obligation to redeem, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared), shares of such series purchased by the liquidity provider pursuant to its obligation if the liquidity provider continues to be the beneficial owner for a period of six months and such shares cannot be successfully remarketed.

Outstanding Security, Title [Text Block]			Preferred Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			740
VMTP Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[6]																		$ 74,000,000	$ 74,000,000
Senior Securities Coverage per Unit	[7]																		$ 293,776	$ 285,311
Series 1 VRDP [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[6]					$ 74,000,000		$ 74,000,000				$ 74,000,000	$ 74,000,000	$ 74,000,000	$ 74,000,000	$ 74,000,000	$ 74,000,000	$ 74,000,000
Senior Securities Coverage per Unit	[7]					$ 254,114		$ 251,489				$ 252,784	$ 262,694	$ 293,573	$ 284,556	$ 285,515	$ 280,362	$ 285,999
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series 1 VRDP
Outstanding Security, Authorized [Shares]			740
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			740

[1]	The maximum sales charge for offerings made at-the-market is 1.00%. If the Common Shares are sold to or through underwriters in an offering that is not made at-the-market, the applicable Prospectus Supplement will set forth any other applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct Computershare Inc. and Computershare Trust Company, N.A., as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[3]	Stated as annualized percentages of average net assets attributable to Common Shares for the six month period ended November 30, 2024 (unaudited).
[4]	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the six month period ended November 30, 2024 (annualized). The types of leverage used by the Fund during the six month period ended November 30, 2024 (annualized) are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund’s annual report. Actual Interest and Other Related Expenses incurred in the future maybe higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Fund’s adviser and sub-advisor(s).
[5]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Investment Objective and Policies—Other Investment Companies” in the SAI.
[6]	Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference as of the end of the relevant fiscal year.
[7]	Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.